TRACKING STOCKS (Tables)	9 Months Ended
Sep. 30, 2014
TRACKING STOCKS
Schedule of tracking stock related to tracking stock brands

Contract Party	Effective Date of Brand Contract	Tracking Unit Related to the Brand Contract	Tracking Stock Related to the Tracking Stock Brand
Michael Brockers	January 9, 2015	Michael Brockers Brand	Fantex Series Michael Brockers
Alshon Jeffery	September 18, 2014	Alshon Jeffery Brand	Fantex Series Alshon Jeffery
Mohamed Sanu	May 14, 2014	Mohamed Sanu Brand	Fantex Series Mohamed Sanu*
EJ Manuel	February 14, 2014	EJ Manuel Brand	Fantex Series EJ Manuel*
Vernon Davis	October 30, 2013	Vernon Davis Brand	Fantex Series Vernon Davis*
Arian Foster	February 28, 2013	Arian Foster Brand	Fantex Series Arian Foster
*
The initial public offerings for Fantex Series Vernon Davis, Fantex Series EJ Manuel and Fantex Series Mohamed Sanu were completed on April 28, 2014, July 21, 2014 and November 3, 2014, respectively.